Ariel International Equity Fund (Prospectus Summary) | Ariel International Equity Fund
Ariel International Equity Fund
Investment objective
Ariel International Equity Fund pursues long-term capital appreciation.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel International Equity Fund		Investor Class	Institutional Class (Class I)
Management fees		1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	none
Other expenses	[1]	1.24%	1.24%
Total annual operating expenses	[2]	2.49%	2.24%
Less fee waiver or expense reimbursement		(1.09%)	(1.09%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.40%	1.15%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel International Equity Fund's total annual operating expenses to 1.40% of net assets for the Investor Class and 1.15% of net assets for Class I through the end of the fiscal year ending September 30, 2015. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2015.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel International Equity Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2015.

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Investor Class	143	443
Institutional Class (Class I)	117	365

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal investment strategy
Ariel International Equity Fund invests primarily in common stock issued by companies outside the U.S. in developed international markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least

80% of its assets (net assets plus any borrowings for investment purposes) in equity securities.

The Fund may buy and sell currency on a spot basis and enter into foreign currency forward contracts for portfolio management.  The Fund may buy or sell foreign currency options and securities, securities index options, futures contracts and related options, and enter into swap agreements, which are types of derivatives.  These techniques may be used for any legally permissible purpose, including seeking to increase the Fund's return through the use of derivatives as a substitute for securities or to reduce the risk of loss of certain holdings.  The Fund may also invest in exchange traded funds ("ETFs").

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund's investment process seeks to identify investment opportunities offering superior risk-adjusted returns by pursuing a "bottom-up"

stock picking discipline that focuses on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

We will consider selling a stock if its valuation reaches our investment goals,

if a better opportunity for investment presents itself, or if there are material adverse changes to a company's fundamentals.

Ariel International Equity Fund is a diversified fund that will generally hold between 40-150 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o The general level of stock prices could decline.

o  Investments in foreign securities may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

o  Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  The use of foreign currency derivatives may be expensive and may result in further losses.

o  The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty or party will default on payment or other obligations under the derivative.

o  ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

o  Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

o  The Fund is new with no operating history and there can be no assurance that the Fund will grow to an economically viable size.  The Fund may be liquidated without shareholder approval which may trigger tax consequences upon liquidation.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The inception date for the Fund is December 30, 2011.  Performance information will be available after the Fund has been in operation for one full calendar year.  The Fund's performance will then be compared to a broad measure of market performance to give some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at

arielinvestments.com or call 800.292.7435.